Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014
C000016818
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,902	$ 11,802	$ 11,715	$ 11,485	$ 11,481	$ 11,640	$ 11,648	$ 11,631	$ 11,639	$ 11,286	$ 10,538	$ 10,731	$ 11,097	$ 11,255	$ 11,229	$ 11,111	$ 11,212	$ 11,209	$ 10,945	$ 11,248	$ 10,861	$ 10,893	$ 10,281	$ 10,414	$ 10,918	$ 11,219	$ 10,883	$ 11,194	$ 11,048	$ 11,415	$ 11,804	$ 11,880	$ 12,234	$ 12,222	$ 12,100	$ 12,110	$ 12,230	$ 12,283	$ 12,194	$ 12,138	$ 12,039	$ 11,907	$ 11,830	$ 12,033	$ 11,934	$ 11,813	$ 11,574	$ 11,593	$ 11,633	$ 11,673	$ 11,510	$ 11,346	$ 11,024	$ 11,264	$ 11,800	$ 11,628	$ 11,425	$ 11,401	$ 11,396	$ 11,403	$ 11,483	$ 11,281	$ 11,205	$ 11,169	$ 11,019	$ 10,973	$ 10,793	$ 10,736	$ 10,660	$ 10,531	$ 10,424	$ 10,511	$ 10,587	$ 10,572	$ 10,557	$ 10,552	$ 10,437	$ 10,492	$ 10,467	$ 10,521	$ 10,645	$ 10,532	$ 10,586	$ 10,580	$ 10,604	$ 10,539	$ 10,484	$ 10,507	$ 10,344	$ 10,288	$ 10,261	$ 10,204	$ 10,157	$ 10,062	$ 10,437	$ 10,552	$ 10,611	$ 10,582	$ 10,601	$ 10,430	$ 10,383	$ 10,287	$ 10,229	$ 10,227	$ 10,141	$ 10,061	$ 10,011	$ 9,972	$ 9,924	$ 9,904	$ 9,838	$ 9,864	$ 9,880	$ 9,942	$ 9,922	$ 10,027	$ 9,854	$ 9,796	$ 9,784	$ 9,737	$ 9,725
C000016820
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000016821
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
C000223771
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	12,609	12,495	12,306	12,343	12,497	12,498	12,482	12,546	12,261	11,529	11,628	11,979	12,154	12,106	11,986	12,091	12,119	11,856	12,130	11,791	11,757	11,232	11,326	11,778	12,042	11,732	11,928	11,753	12,087	12,492	12,537	12,890	12,869	12,761	12,798	12,891	12,939	12,832	12,797	12,759	12,653	12,575	12,778	12,697	12,621	12,433	12,470	12,468	12,527	12,319	12,219	11,842	11,992	12,444	12,285	12,068	12,032	12,002	11,980	12,077	11,889	11,794	11,751	11,591	11,548	11,368	11,308	11,223	11,090	10,969	11,037	11,108	11,080	11,053	11,044	10,919	10,958	10,918	10,950	11,081	10,966	11,025	10,998	11,054	10,971	10,883	10,922	10,751	10,674	10,651	10,577	10,508	10,386	10,789	10,903	10,958	10,943	10,936	10,765	10,736	10,658	10,624	10,607	10,482	10,409	10,368	10,327	10,252	10,232	10,159	10,168	10,196	10,250	10,221	10,327	10,147	10,096	10,079	10,010	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	12,609	12,495	12,306	12,343	12,497	12,498	12,482	12,546	12,261	11,529	11,628	11,979	12,154	12,106	11,986	12,091	12,119	11,856	12,130	11,791	11,757	11,232	11,326	11,778	12,042	11,732	11,928	11,753	12,087	12,492	12,537	12,890	12,869	12,761	12,798	12,891	12,939	12,832	12,797	12,759	12,653	12,575	12,778	12,697	12,621	12,433	12,470	12,468	12,527	12,319	12,219	11,842	11,992	12,444	12,285	12,068	12,032	12,002	11,980	12,077	11,889	11,794	11,751	11,591	11,548	11,368	11,308	11,223	11,090	10,969	11,037	11,108	11,080	11,053	11,044	10,919	10,958	10,918	10,950	11,081	10,966	11,025	10,998	11,054	10,971	10,883	10,922	10,751	10,674	10,651	10,577	10,508	10,386	10,789	10,903	10,958	10,943	10,936	10,765	10,736	10,658	10,624	10,607	10,482	10,409	10,368	10,327	10,252	10,232	10,159	10,168	10,196	10,250	10,221	10,327	10,147	10,096	10,079	10,010	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,708	12,609	12,495	12,306	12,343	12,497	12,498	12,482	12,546	12,261	11,529	11,628	11,979	12,154	12,106	11,986	12,091	12,119	11,856	12,130	11,791	11,757	11,232	11,326	11,778	12,042	11,732	11,928	11,753	12,087	12,492	12,537	12,890	12,869	12,761	12,798	12,891	12,939	12,832	12,797	12,759	12,653	12,575	12,778	12,697	12,621	12,433	12,470	12,468	12,527	12,319	12,219	11,842	11,992	12,444	12,285	12,068	12,032	12,002	11,980	12,077	11,889	11,794	11,751	11,591	11,548	11,368	11,308	11,223	11,090	10,969	11,037	11,108	11,080	11,053	11,044	10,919	10,958	10,918	10,950	11,081	10,966	11,025	10,998	11,054	10,971	10,883	10,922	10,751	10,674	10,651	10,577	10,508	10,386	10,789	10,903	10,958	10,943	10,936	10,765	10,736	10,658	10,624	10,607	10,482	10,409	10,368	10,327	10,252	10,232	10,159	10,168	10,196	10,250	10,221	10,327	10,147	10,096	10,079	10,010	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,006,974	999,094	990,070	975,123	977,992	990,256	990,287	989,017	994,094	971,514	913,522	921,363	949,182	963,046	959,251	949,737	958,039	960,233	939,390	961,123	934,286	931,619	889,991	897,455	933,275	954,187	929,625	945,104	931,270	957,761	989,849	993,408	1,021,366	1,019,721	1,011,113	1,014,078	1,021,449	1,025,211	1,016,778	1,013,994	1,010,978	1,002,569	996,424	1,012,511	1,006,100
DWS Index: Bloomberg New York Exempt Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Exempt Municipal Bond Index
Account Value	$ 12,586	12,497	12,391	12,179	12,213	12,363	12,382	12,382	12,454	12,155	11,367	11,464	11,837	12,029	11,998	11,854	11,960	11,978	11,696	11,985	11,605	11,579	11,014	11,118	11,567	11,862	11,544	11,796	11,564	11,911	12,337	12,384	12,744	12,718	12,598	12,628	12,730	12,796	12,696	12,654	12,596	12,461	12,383	12,596	12,510	12,405	12,170	12,210	12,232	12,324	12,146	12,039	11,663	11,867	12,322	12,174	11,964	11,932	11,902	11,888	11,986	11,816	11,724	11,687	11,528	11,489	11,313	11,252	11,169	11,039	10,911	10,980	11,047	11,026	11,005	10,999	10,876	10,922	10,890	10,924	11,054	10,945	11,007	10,981	11,044	10,971	10,886	10,925	10,752	10,675	10,649	10,583	10,519	10,394	10,774	10,891	10,947	10,935	10,921	10,764	10,738	10,653	10,627	10,611	10,479	10,414	10,376	10,338	10,273	10,246	10,168	10,172	10,181	10,233	10,200	10,312	10,130	10,088	10,077	10,009	10,000
DWS Index: Bloomberg New York Exempt Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Exempt Municipal Bond Index
Account Value	$ 12,586	12,497	12,391	12,179	12,213	12,363	12,382	12,382	12,454	12,155	11,367	11,464	11,837	12,029	11,998	11,854	11,960	11,978	11,696	11,985	11,605	11,579	11,014	11,118	11,567	11,862	11,544	11,796	11,564	11,911	12,337	12,384	12,744	12,718	12,598	12,628	12,730	12,796	12,696	12,654	12,596	12,461	12,383	12,596	12,510	12,405	12,170	12,210	12,232	12,324	12,146	12,039	11,663	11,867	12,322	12,174	11,964	11,932	11,902	11,888	11,986	11,816	11,724	11,687	11,528	11,489	11,313	11,252	11,169	11,039	10,911	10,980	11,047	11,026	11,005	10,999	10,876	10,922	10,890	10,924	11,054	10,945	11,007	10,981	11,044	10,971	10,886	10,925	10,752	10,675	10,649	10,583	10,519	10,394	10,774	10,891	10,947	10,935	10,921	10,764	10,738	10,653	10,627	10,611	10,479	10,414	10,376	10,338	10,273	10,246	10,168	10,172	10,181	10,233	10,200	10,312	10,130	10,088	10,077	10,009	10,000
DWS Index: Bloomberg New York Exempt Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Exempt Municipal Bond Index
Account Value	$ 12,586	12,497	12,391	12,179	12,213	12,363	12,382	12,382	12,454	12,155	11,367	11,464	11,837	12,029	11,998	11,854	11,960	11,978	11,696	11,985	11,605	11,579	11,014	11,118	11,567	11,862	11,544	11,796	11,564	11,911	12,337	12,384	12,744	12,718	12,598	12,628	12,730	12,796	12,696	12,654	12,596	12,461	12,383	12,596	12,510	$ 12,405	$ 12,170	$ 12,210	$ 12,232	$ 12,324	$ 12,146	$ 12,039	$ 11,663	$ 11,867	$ 12,322	$ 12,174	$ 11,964	$ 11,932	$ 11,902	$ 11,888	$ 11,986	$ 11,816	$ 11,724	$ 11,687	$ 11,528	$ 11,489	$ 11,313	$ 11,252	$ 11,169	$ 11,039	$ 10,911	$ 10,980	$ 11,047	$ 11,026	$ 11,005	$ 10,999	$ 10,876	$ 10,922	$ 10,890	$ 10,924	$ 11,054	$ 10,945	$ 11,007	$ 10,981	$ 11,044	$ 10,971	$ 10,886	$ 10,925	$ 10,752	$ 10,675	$ 10,649	$ 10,583	$ 10,519	$ 10,394	$ 10,774	$ 10,891	$ 10,947	$ 10,935	$ 10,921	$ 10,764	$ 10,738	$ 10,653	$ 10,627	$ 10,611	$ 10,479	$ 10,414	$ 10,376	$ 10,338	$ 10,273	$ 10,246	$ 10,168	$ 10,172	$ 10,181	$ 10,233	$ 10,200	$ 10,312	$ 10,130	$ 10,088	$ 10,077	$ 10,009	$ 10,000
DWS Index: Bloomberg New York Exempt Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Exempt Municipal Bond Index
Account Value	$ 1,014,012	$ 1,006,906	$ 998,301	$ 981,241	$ 984,013	$ 996,052	$ 997,597	$ 997,620	$ 1,003,427	$ 979,290	$ 915,809	$ 923,654	$ 953,724	$ 969,188	$ 966,674	$ 955,052	$ 963,624	$ 965,096	$ 942,361	$ 965,621	$ 935,022	$ 932,919	$ 887,365	$ 895,763	$ 931,945	$ 955,727	$ 930,130	$ 950,436	$ 931,725	$ 959,670	$ 993,969	$ 997,731	$ 1,026,764	$ 1,024,690	$ 1,015,015	$ 1,017,396	$ 1,025,634	$ 1,030,967	$ 1,022,904	$ 1,019,551	$ 1,014,843	$ 1,004,013	$ 997,718	$ 1,014,888	$ 1,007,937